UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-21769

 NAME OF REGISTRANT:                     Pyxis Special Situations



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 200 Crescent Court
                                         Suite 700
                                         Dallas, TX 75201

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Pyxis Management, L.P.
                                         200 Crescent Court
                                         Suite 700
                                         Dallas, TX 75201

 REGISTRANT'S TELEPHONE NUMBER:          877-665-1287

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2011 - 06/30/2012


Pyxis Special Situations Fund
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 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.



SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Pyxis Special Situations
By (Signature)       /s/ Ethan Powell
Name                 Ethan Powell
Title                President
Date                 08/30/2012